NOTE 11 - INCOME TAXES - Schedule of Effective Income Tax Rate Reconciliation (Details)	6 Months Ended		12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Aug. 31, 2023	Aug. 31, 2022
Income Tax Disclosure [Abstract]
Federal statutory tax rate	21.00%	21.00%	21.00%	21.00%
Change in valuation allowance	(21.00%)	(21.00%)	(21.00%)	(21.00%)
Effective tax rate	0.00%	0.00%	0.00%	0.00%